Net sales (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Gross sales			R$ 30,029,696	R$ 25,593,875
Returns and cancellations			(52,504)	(116,134)
Discounts and rebates			(4,027,995)	(3,409,573)
Total			25,949,197	22,068,168
Taxes on sales			(1,100,381)	(1,115,430)
Net sales	R$ 13,295,895	R$ 11,494,136	R$ 24,848,816	R$ 20,952,738